Summarized Financial Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Balance sheet data:
Current assets	¥ 8,471,094		¥ 5,953,591		$ 1,301,983
Non-current assets	22,795,565		22,439,892		3,503,614
Current liabilities	823,511		506,069		126,571
Non-current liabilities	1,703,350		1,716,211		$ 261,800
Operating data:
Revenue	237,589	$ 36,517	685,603	¥ 338,606
Income (Loss) from operations	(1,609,708)	(247,408)	33,706	(276,327)
Net Realized and Unrealized Gain from investments	1,846,396	283,786	5,222,287	901,294
Net income	¥ 247,865	$ 38,096	¥ 5,263,296	¥ 624,083